Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 105,281		$ 2,254,952		$ 2,043,966
(Impairment) in joint venture DPRLP	$ 0	$ 0	6,703,324	$ 0
Total
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates			2,254,952		2,043,966
Total			8,958,276		2,043,966
Deer Park Refining Limited
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	49.995%	49.995%
Investments in joint ventures and associates			6,703,324		0
(Impairment) in joint venture DPRLP		$ 0	$ (6,703,324)
Percentage of investments in subsidiaries, joint ventures, and associates			49.995%
Percentage of investments in subsidiaries joint ventures and associates	49.995%	49.995%
Frontera Brownsville, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%	50.00%
Investments in joint ventures and associates			$ 456,503		410,097
Percentage of investments in subsidiaries joint ventures and associates	50.00%	50.00%
Texas Frontera, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%	50.00%
Investments in joint ventures and associates			195,814		185,967
Percentage of investments in subsidiaries joint ventures and associates	50.00%	50.00%
CH 4 Energía, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%	50.00%
Investments in joint ventures and associates			174,321		170,188
Percentage of investments in subsidiaries joint ventures and associates	50.00%	50.00%
DPRLP
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	100.00%	100.00%
Percentage of investments in subsidiaries joint ventures and associates	100.00%	100.00%
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%	40.00%
Investments in joint ventures and associates			110,344		91,537
Percentage of investments in subsidiaries joint ventures and associates	40.00%	40.00%
Sierrita Gas Pipeline LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%	35.00%
Investments in joint ventures and associates			1,187,170		1,051,626
Percentage of investments in subsidiaries joint ventures and associates	35.00%	35.00%
Other, net
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates			$ 130,800		$ 134,551